Income Taxes - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Valuation allowance	$ 1,685,000	$ 667,000	$ 4,077,932
Canada Revenue Agency
Income Tax [Line Items]
Non capital loss carryforwards	22,900,000	24,900,000	27,400,000
Valuation allowance	$ 1,700,000	$ 700,000	$ 4,100,000
Earliest Tax Year
Income Tax [Line Items]
Non-Capital Losses Expiration Year	2032	2032
Latest Tax Year
Income Tax [Line Items]
Non-Capital Losses Expiration Year	2043	2043